Significant accounting policies - Disclosure of restatement on the consolidated statement of financial position due to change in presentation of warrants (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Non-current assets
Non-current assets	€ 709,888	€ 712,771	€ 777,846
Current assets
Current assets	251,264	411,439	421,307
Total assets	961,152	1,124,210	1,199,153
Equity attributable to owners of the parent
Other reserves	(979,205)	(11,881)	(1,201)
Accumulated losses	(753,692)	(317,195)	(312,455)
Equity attributable to owners of the parent	(107,369)	63,121	78,541
Non-controlling interests	6,779	8,376	8,426
Total equity	(100,590)	71,497	86,967	€ 82,205
Non-current liabilities
Non-current liabilities	779,556	704,000	717,750
Current liabilities
Warrant liabilities	30,979	0	0	€ 0
Current liabilities	282,186	348,713	394,436
Total liabilities	1,061,742	1,052,713	1,112,186
Total equity and liabilities	961,152	1,124,210	€ 1,199,153
As previously reported
Non-current assets
Non-current assets	709,888
Current assets
Current assets	251,264
Total assets	961,152
Equity attributable to owners of the parent
Other reserves	(959,082)
Accumulated losses	(742,836)
Equity attributable to owners of the parent	(76,390)
Non-controlling interests	6,779
Total equity	(69,611)	71,497
Non-current liabilities
Non-current liabilities	779,556
Current liabilities
Warrant liabilities	0
Current liabilities	251,207
Total liabilities	1,030,763
Total equity and liabilities	961,152
Adjustments
Non-current assets
Non-current assets	0
Current assets
Current assets	0
Total assets	0
Equity attributable to owners of the parent
Other reserves	(20,123)
Accumulated losses	(10,856)
Equity attributable to owners of the parent	(30,979)
Non-controlling interests	0
Total equity	(30,979)	€ 0
Non-current liabilities
Non-current liabilities	0
Current liabilities
Warrant liabilities	30,979
Current liabilities	30,979
Total liabilities	30,979
Total equity and liabilities	€ 0